Dividends - Summary of Dividends Declared (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of dividends [line items]
Dividends paid	£ 156	£ 149	£ 146
Final dividend [member]
Disclosure of dividends [line items]
Dividends paid	107	102	101
Interim dividend [member]
Disclosure of dividends [line items]
Dividends paid	£ 49	£ 47	£ 45